Other Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Expenses [Abstract]
Reorganization Related Costs	$ 11	$ 29	$ 52
Other Transaction Costs		$ 4	76
Settlement Of Stock Awards On Change Of Control			$ 38